Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands																						1 Months Ended						12 Months Ended
	Jul. 04, 2022 $ / shares shares	Dec. 28, 2021 shares	Dec. 23, 2021 shares	Oct. 18, 2021 shares	Sep. 13, 2021 shares	Aug. 30, 2021 USD ($)	Apr. 20, 2021 shares	Mar. 18, 2021 USD ($) $ / shares shares	Mar. 17, 2021 USD ($) Vote shares	Dec. 30, 2020 USD ($)	Nov. 01, 2019 item $ / shares	Sep. 16, 2019 item $ / shares	May 02, 2018 item $ / shares	Apr. 16, 2018 item $ / shares	Sep. 15, 2017 item $ / shares	Aug. 15, 2017 item $ / shares	Nov. 11, 2016 item $ / shares	Mar. 31, 2015 item $ / shares	Dec. 23, 2014 USD ($) item $ / shares shares	Aug. 28, 2014 USD ($) $ / shares shares	Aug. 28, 2014 CNY (¥) shares	Feb. 28, 2021 USD ($) item $ / shares shares	Sep. 30, 2019 shares	Apr. 30, 2018 shares	Aug. 31, 2017 shares	Nov. 30, 2016 shares	Dec. 31, 2014 shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Nov. 09, 2022 USD ($)	Nov. 01, 2022 $ / shares shares	Oct. 31, 2022 shares	Dec. 31, 2019 $ / shares shares
Ordinary Shares
Authorized share capital | $									$ 50											$ 50								$ 50
Number of authorized share capital									1,000,000,000											1,000,000,000								0	0
Par value | $ / shares																				$ 0.00005								$ 0.00005	$ 0.00005	$ 0.00005				$ 0.00005
Proceeds from issuance of Class A ordinary shares upon U.S. IPO and related over-allotment option, net of cost of issuance | $																													$ 904,732
Number of ordinary shares issued																												0	0	221,980,000				221,980,000
Number of ordinary shares outstanding																												0	0	221,980,000				221,980,000
Subscription receivables from shareholders | $																													$ 0	$ 10
Subscription receivables received | $																														$ 10
Proceeds from IPO | $								$ 904,700
Number of ordinary shares reclassified and re-designated																												1,000,000,000
Ordinary shares reclassified and re-designated, ratio									1
Share repurchase program, remaining authorized amount | $																												$ 46,000
Share Repurchase Program
Ordinary Shares
Share repurchase program, period						12 months
Series A convertible preferred shares
Ordinary Shares
Shares issued price per share | $ / shares																		$ 0.1378	$ 0.1378
Number of shares issued during the period																											934,711,640
Number of investors | item																		1	2
Series A-1 convertible preferred shares
Ordinary Shares
Shares issued price per share | $ / shares											$ 0.2193						$ 0.2193
Number of shares issued during the period																										921,032,370
Number of investors | item																	1
Weighted average price of shares repurchased during period | $ / shares											2.5738
Series B convertible preferred shares
Ordinary Shares
Shares issued price per share | $ / shares															$ 0.3305	$ 0.3305
Number of shares issued during the period																									827,969,950
Number of investors | item															2	3
Series C convertible preferred shares
Ordinary Shares
Shares issued price per share | $ / shares													$ 1.9019	$ 1.9019
Number of shares issued during the period																								767,500,110
Number of investors | item													3	6
Series D convertible preferred shares
Ordinary Shares
Shares issued price per share | $ / shares											$ 3.4317	$ 3.4317
Number of shares issued during the period																							692,500,110
Number of investors | item											1	3
Ordinary shares
Ordinary Shares
Shares issued price per share | $ / shares																						$ 12.48
Number of shares issued during the period																						16,026,282
Proceeds from issuance of Class A ordinary shares upon U.S. IPO and related over-allotment option, net of cost of issuance | $																						$ 200,000
Number of investors | item																						2
Number of ordinary shares reclassified and re-designated									200,000,000
Ordinary shares | Share Repurchase Program | Ads representing ordinary shares 2,726,767
Ordinary Shares
Number of shares repurchased during period																												2,726,767
Ordinary shares | Share Repurchase Program | Ads representing ordinary shares 16,086,682
Ordinary Shares
Number of shares repurchased during period																												16,086,682
Common Class A
Ordinary Shares
Number of authorized share capital																												800,000,000	600,000,000			800,000,000	600,000,000
Number of shares issued upon the Dual Primary Listing, net of cost of issuance	7,300,000
Shares issued price per share | $ / shares	$ 2.46
Par value | $ / shares																												$ 0.00005	$ 0.00005			$ 0.00005
Number of shares issued during the period				5,000,000	5,000,000
Number of ordinary shares issued																												499,146,560	491,846,560
Number of ordinary shares outstanding																												473,550,229	480,241,752
Number of ordinary shares reclassified and re-designated									600,000,000																			800,000,000
Number of ordinary shares converted		36,000,000	27,000,000
Ordinary shares converted, ratio		1	1						1
Ordinary shares, votes per share | Vote									1																				1
Common Class A | Share Repurchase Program
Ordinary Shares
Number of underlying shares represented by one ADS						1																									1
Common Class A | IPO
Ordinary Shares
Number of underlying shares represented by one ADS								1
Common Class B
Ordinary Shares
Number of authorized share capital																												200,000,000	200,000,000
Par value | $ / shares																												$ 0.00005	$ 0.00005
Number of ordinary shares issued																												79,400,000	79,400,000
Number of ordinary shares outstanding																												79,400,000	79,400,000
Number of ordinary shares reclassified and re-designated									200,000,000																			200,000,000
Number of ordinary shares converted									142,400,000
Ordinary shares converted, ratio									1
Ordinary shares, votes per share | Vote									15																			10
ADSs | Share Repurchase Program
Ordinary Shares
Share repurchase program, authorized amount | $						$ 200,000																									$ 50,000
ADSs | Share Repurchase Program | Ads representing ordinary shares 2,726,767
Ordinary Shares
Number of shares repurchased during period																												2,726,767
Weighted average price of shares repurchased during period | $ / shares																												$ 1.55
ADSs | Share Repurchase Program | Ads representing ordinary shares 16,086,682
Ordinary Shares
Number of shares repurchased during period																												16,086,682
Weighted average price of shares repurchased during period | $ / shares																												$ 3.44
ADSs | Share Repurchase Program | Ordianry shares representing ordinary shares 26,400
Ordinary Shares
Number of shares repurchased during period																												26,400
Weighted average price of shares repurchased during period | $ / shares																												$ 1.71
ADSs | IPO
Ordinary Shares
Shares issued price per share | $ / shares								$ 21.00
Number of shares issued during the period								43,590,000
ADSs | Over allotment option
Ordinary Shares
Number of shares issued during the period							1,486,479
Registered shareholders
Ordinary Shares
Number of shares issued during the period																				200,000,000	200,000,000
Proceeds from issuance of Class A ordinary shares upon U.S. IPO and related over-allotment option, net of cost of issuance | $																				$ 10
Subscription receivables received | $										$ 10
Investor
Ordinary Shares
Shares issued price per share | $ / shares																			$ 0.0797
Number of shares issued during the period																			21,980,000	21,980,000	21,980,000
Two investors
Ordinary Shares
Proceeds from issuance of Class A ordinary shares upon U.S. IPO and related over-allotment option, net of cost of issuance																				$ 1,577	¥ 9,720
The other investor
Ordinary Shares
Proceeds from issuance of Class A ordinary shares upon U.S. IPO and related over-allotment option, net of cost of issuance | $																			$ 175